Premises and Equipment - Year-End Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 60,061	$ 58,563
Accumulated depreciation	(37,616)	(35,983)
Premises and equipment, net	22,445	22,580
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,970	6,879
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	29,305	28,835
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 23,786	$ 22,849